Equity (Details) - USD ($)								3 Months Ended	9 Months Ended
	Sep. 03, 2025	Sep. 02, 2025	Mar. 10, 2025	Feb. 18, 2025	Aug. 15, 2024	Aug. 05, 2024	Jan. 17, 2024	Sep. 30, 2025	Sep. 30, 2025	Aug. 15, 2025	Dec. 31, 2024	Sep. 30, 2024
Equity [Line Items]
Preferred stock, share authorized								2,000,000	2,000,000		2,000,000
Preferred stock, par value (in Dollars per share)								$ 0.001	$ 0.001		$ 0.001
Aggregate gross proceeds percentage								3.00%	3.00%
Gross proceed (in Dollars)									$ 5,000,000
Number of shares vest								41,000	206,750
Share-based compensation expenses (in Dollars)								$ 2,905,400
Deferred expenses (in Dollars)								$ 7,771,000	$ 7,771,000
Restricted stock units									3,796,750
Issued warrants							2,490,000
Relative fair value of warrants (in Dollars)							$ 1,867,400
Warrant [Member]
Equity [Line Items]
Each one unit shares issued							1
Exercise price (in Dollars per share)							$ 1.5
Series A Common Stock Warrants [Member]
Equity [Line Items]
Exercise price (in Dollars per share)						$ 2.2
Relative fair value of warrants (in Dollars)						$ 26,720
Series B Common Stock Warrants [Member]
Equity [Line Items]
Exercise price (in Dollars per share)						$ 2.2
Relative fair value of warrants (in Dollars)						$ 88,766
Warrant to purchase shares						681,818
Warrant term						5 years
Pre-Funded Warrants [Member]
Equity [Line Items]
Exercise price (in Dollars per share)								$ 0.001	$ 0.001
Warrant to purchase shares								340,909	340,909
Four Months [Member]
Equity [Line Items]
Number of shares vest								4,360,000	3,590,000
Shareholders [Member]
Equity [Line Items]
Authorized share capital (in Dollars)										$ 1,110,000
Board of Directors Chairman [Member]
Equity [Line Items]
Share conversion		1
Prepaid Expenses and Other Current Assets [Member]
Equity [Line Items]
Deferred expenses (in Dollars)								$ 6,303,500	$ 6,303,500
Amended and Restated 2021 [Member]
Equity [Line Items]
Number of shares vest								24,150
Restricted stock units								3,614,150
Amended and Restated 2021 [Member] | Four Months [Member]
Equity [Line Items]
Number of shares vest								3,590,000
Ordinary Shares [Member] | Series A Common Stock Warrants [Member]
Equity [Line Items]
Warrant to purchase shares						681,818
Ordinary Shares [Member] | Pre-Funded Warrants [Member]
Equity [Line Items]
Warrant to purchase shares												340,909
General and Administrative Expense [Member]
Equity [Line Items]
Share-based compensation expenses (in Dollars)								$ 2,153,300	2,315,000
Market Offering Agreement [Member]
Equity [Line Items]
Sale of shares				20,000,000				1,690,562
Net proceed (in Dollars)								$ 2,460,700	$ 2,821,100
Purchase Agreement [Member]
Equity [Line Items]
Common shares, shares issued			785,000
Aggregate purchase price (in Dollars)			$ 16,000,000
Share price (in Dollars per share)			$ 1
Ordinary share percentage			5.00%
Class A Ordinary Shares [Member]
Equity [Line Items]
Common stock, shares authorized								1,000,000,000	1,000,000,000	1,000,000,000	100,000,000
Common shares, shares issued								61,789,783	61,789,783		34,536,384
Ordinary shares, shares outstanding								61,789,783	61,789,783		34,536,384
Common stock, par value (in Dollars per share)		$ 0.001						$ 0.001	$ 0.001	$ 0.001	$ 0.001
Sale of shares					1,500,000
Aggregate shares								4,401,000	4,582,377
Number of shares vest									222,377
Issued warrants								3,853,636	3,853,636
Class A Ordinary Shares [Member] | Four Months [Member]
Equity [Line Items]
Number of shares vest									4,360,000
Class A Ordinary Shares [Member] | Shareholders [Member]
Equity [Line Items]
Common stock, shares authorized										1,000,000,000
Common stock, par value (in Dollars per share)										$ 0.001
Class A Ordinary Shares [Member] | Board of Directors Chairman [Member]
Equity [Line Items]
Common stock, par value (in Dollars per share)		$ 0.001
Share conversion		1
Voting rights		one
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Common stock, shares authorized										900,000,000
Common stock, par value (in Dollars per share)				$ 0.001						$ 0.001
Class A Ordinary Shares [Member] | Ordinary Shares [Member] | Shareholders [Member]
Equity [Line Items]
Common stock, shares authorized										900,000,000
Class A Ordinary Shares [Member] | General and Administrative Expense [Member]
Equity [Line Items]
Share-based compensation expenses (in Dollars)								$ 2,677,100
Class A Ordinary Shares [Member] | Market Offering Agreement [Member]
Equity [Line Items]
Sale of shares			5,800						2,089,272
Class A Ordinary Shares [Member] | Purchase Agreement [Member]
Equity [Line Items]
Common stock, par value (in Dollars per share)			$ 0.001
Aggregate purchase shares			16,000,000
Class B Ordinary Shares [Member]
Equity [Line Items]
Common stock, shares authorized								50,000,000	50,000,000	50,000,000	10,000,000
Common shares, shares issued								2,809,977	2,809,977		5,933,700
Ordinary shares, shares outstanding								2,809,977	2,809,977		5,933,700
Common stock, par value (in Dollars per share)		$ 0.001						$ 0.001	$ 0.001	$ 0.001	$ 0.001
Voting rights		100
Class B Ordinary Shares [Member] | Shareholders [Member]
Equity [Line Items]
Common stock, shares authorized										50,000,000
Common stock, par value (in Dollars per share)										$ 0.001
Class B Ordinary Shares [Member] | Board of Directors Chairman [Member]
Equity [Line Items]
Common stock, par value (in Dollars per share)		$ 0.001
Share conversion		3,123,723
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Common stock, shares authorized										40,000,000
Common stock, par value (in Dollars per share)										$ 0.001
Class B Ordinary Shares [Member] | Ordinary Shares [Member] | Shareholders [Member]
Equity [Line Items]
Common stock, shares authorized										40,000,000
Class C Ordinary Shares [Member]
Equity [Line Items]
Common stock, shares authorized								10,000,000	10,000,000	50,000,000
Common shares, shares issued								3,123,723	3,123,723
Ordinary shares, shares outstanding								3,123,723	3,123,723
Common stock, par value (in Dollars per share)		$ 0.001						$ 0.001	$ 0.001	$ 0.001	$ 0.001
Share conversion	2,290,390
Voting rights		50
Class C Ordinary Shares [Member] | Shareholders [Member]
Equity [Line Items]
Common stock, shares authorized										50,000,000
Common stock, par value (in Dollars per share)										$ 0.001
Class C Ordinary Shares [Member] | Board of Directors Chairman [Member]
Equity [Line Items]
Common stock, par value (in Dollars per share)		$ 0.001
Share conversion		3,123,723
Sale of shares	2,290,390
Class C Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Common stock, shares authorized										50,000,000
Common stock, par value (in Dollars per share)										$ 0.001
Preferred Stock [Member] | Shareholders [Member]
Equity [Line Items]
Preferred stock, share authorized										10,000,000
Preferred stock, par value (in Dollars per share)										$ 0.001